Employee and Director Benefit Programs (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 5,524	$ 5,426	$ 5,268
Fair value of plan assets	$ 0	$ 0